Average Annual Total Returns{- Construction and Housing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Construction and Housing Portfolio	Construction and Housing Portfolio-Default Return Before Taxes Past 1 year	Construction and Housing Portfolio-Default Return Before Taxes Past 5 years	Construction and Housing Portfolio-Default Return Before Taxes Past 10 years	Construction and Housing Portfolio-Default After Taxes on Distributions Past 1 year	Construction and Housing Portfolio-Default After Taxes on Distributions Past 5 years	Construction and Housing Portfolio-Default After Taxes on Distributions Past 10 years	Construction and Housing Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Construction and Housing Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Construction and Housing Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1504 Past 1 year	F1504 Past 5 years	F1504 Past 10 years
Total	25.60%	14.66%	15.49%	23.14%	12.11%	13.54%	15.31%	10.91%	12.38%	18.40%	15.22%	13.88%	18.76%	13.79%	15.72%